Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 5,300
Income taxes paid, net	546	$ 560
Income tax loss carryforwards	3,500
Tax credit carryforwards	90
Total operating losses	2,300
Gross unrecognized tax benefits	220	142	$ 142
Gross unrecognized tax benefits that would affect the Company's effective tax rate	188	135
Interest and penalties on the unrecognized tax benefits	35	29
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	6	$ 3
Decrease in gross unrecognized tax benefits	$ 31
Income tax examination in Germany	2011
Income tax examination in Canada	2018
Income tax examination in china	2017
Income tax examination in mexico	2017
Income tax examination in Austria	2018
income tax examination in US	2019
Minimum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2024
Maximum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2043